Internally Developed Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Internally Developed Intangible Assets [Abstract]
Schedule of internally developed intangible assets
	2022	2021
Internally developed intangible assets, gross	2,550,420	1,657,637
Less accumulated amortization	(1,227,584)	(747,053)
Internally developed intangible assets, net	$1,322,836	$910,584